Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Millions			3 Months Ended									6 Months Ended		12 Months Ended				27 Months Ended
	Jul. 29, 2015	Jul. 17, 2015	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2020	Mar. 31, 2019	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2017
Commitments And Contingencies [Line Items]
Net lease and rental expense														$ 84	$ 80	$ 62
Firm's expected commitments														428	340
Other off-balance sheet commitments to investees				$ 10				$ 4						10	4
Revenues			$ 1,071	$ 1,124	$ 1,058	$ 1,090	$ 1,203	$ 1,039	$ 958	$ 963	$ 1,045	$ 2,327	$ 2,293	$ 4,475	$ 4,005	3,576
Sirius XM | Settled Litigation
Commitments And Contingencies [Line Items]
Receipts from plaintiff	$ 210
Cash distribution																		$ 33
Revenues											$ 1					$ 4	$ 28
Length of sound recordings settlement		5 years